Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)
Disclosure of internal credit grades [line items]
Credit exposure	$ 303,056,892
Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	155,640,704
Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	102,203,474
Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	45,212,714
Low Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	109,688,718
Low Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	61,046,614
Medium Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	39,920,311
Medium Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	25,734,387
High Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,781,678
High Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	10,857,921
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,249,997
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,564,552
Other Corp Bonds B [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	29,076,683
National Government Bonds CCC [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,067,315
Corporate Bonds B [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 68,716